Statement to Securityholder

Ally Auto Receivables Trust 2010-4
Final Report

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	11/12/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-4

5. Collateral Summary	Collection Period, Begin:	9/1/2014

	Collection Period, End:	9/30/2014

6. Charge-Off and Delinquency Rates	Determination Date:	10/10/2014

7. Credit Instruments	Distribution Date:	10/15/2014

ABS Investor Relations - Ally Financial Inc.

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-4
Final Report

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005PAA3	273,000,000.00	0.00	0.33553000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005PAB1	253,000,000.00	0.00	0.71000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005PAC9	446,000,000.00	0.00	0.91000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02005PAD7	240,920,000.00	28,068,866.38	1.35000000	12,048,298.58	31,577.47	12,079,876.05	0.00	0.00	16,020,567.80	*
B	02005PAE5	35,120,000.00	35,120,000.00	1.96000000	0.00	57,362.67	57,362.67	0.00	0.00	35,120,000.00	*
C	02005PAF2	36,420,000.00	36,420,000.00	2.41000000	0.00	73,143.50	73,143.50	0.00	0.00	36,420,000.00	*
Deal Totals		1,284,460,000.00	99,608,866.38		12,048,298.58	162,083.64	12,210,382.22	0.00	0.00	87,560,567.80
*Pursuant to TSSA Section 8.01, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required pursuant to (ii) below an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the sum of (i) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest and (ii) the fair market value of any other property held as part of the Trust Estate.

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	116.50699975	50.00954084	0.13107036	50.14061120	0.00000000	66.49745891
B	1,000.00000000	0.00000000	1.63333343	1.63333343	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00833333	2.00833333	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-4
Final Report

Beginning Aggregate Note Pool Factor:	77.54921631
Ending Aggregate Note Pool Factor:	68.16916665

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
		Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.33553000	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.71000000	0.00	0.00	0.00	0.00
A-3	30/360	0.00	0.91000000	0.00	0.00	0.00	0.00
A-4	30/360	28,068,866.38	1.35000000	31,577.47	31,577.47	0.00	0.00
Class A Totals		28,068,866.38		31,577.47	31,577.47	0.00	0.00

B	30/360	35,120,000.00	1.96000000	57,362.67	57,362.67	0.00	0.00
C	30/360	36,420,000.00	2.41000000	73,143.50	73,143.50	0.00	0.00
Deal Totals		99,608,866.38		162,083.64	162,083.64	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4
Final Report

4. Collections and Distributions

Collections
Receipts During the Period	12,628,225.26
Administrative Purchase Payments	11,257.33
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	84,323.40
Other Fees or Expenses Paid	0.00
Total Collections	12,723,805.99

Beginning Reserve Account Balance	13,007,279.09
Total Available Amount	25,731,085.08

Distributions
Total Available Amount	25,731,085.08
Basic Servicing Fee	109,216.30
Aggregate Class A Interest Distributable Amount	31,577.47
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	57,362.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	73,143.50
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	13,007,279.09
Noteholders' Regular Principal Distributable Amount	12,048,298.58
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	404,207.47

Other Fees or Expenses Accrued	0.00
Liquidation Expenses	1,598.36

Statement to Securityholder

Ally Auto Receivables Trust 2010-4
Final Report
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	53,292	19,315	18,688
Deal Totals	Aggregate Receivables Principal Balance	1,300,727,908.88	128,875,244.33	116,826,945.75
	Aggregate Amount Financed	1,380,975,784.85	131,059,563.05	118,689,613.51

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon	Average Coupon	Average Original	Average Original	Average Original	Average	Average	Average
				Maturity	Maturity	Maturity	Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.45000000	3.80539527	3.86459024	64.17	65.49	65.51	59.96	16.97	16.19

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.06%	0.99%	0.86%	1.00%	0.81%	1.14%	1.01%	1.16%	1.03%	1.05%	1.35%	1.11%	1.08%	1.06%	1.11%	1.10%	1.16%	1.40%	1.25%	1.36%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.33%	1.36%	1.48%	1.16%	1.39%	1.25%	1.27%	1.32%	1.20%	1.29%	1.37%	1.39%	1.15%	1.38%	1.33%	1.22%	1.19%	1.02%	1.15%	1.19%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.08%	1.22%	1.18%	1.17%	1.21%	1.25%	1.07%	1.20%

Statement to Securityholder

Ally Auto Receivables Trust 2010-4
Final Report

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	124,874,588.28	23,436.95	0.2252%	18,688	31	0.1659%
Preceding	137,063,316.02	37,945.09	0.3322%	19,315	37	0.1916%
Next Preceding	149,984,527.70	27,483.39	0.2199%	19,871	29	0.1459%
Three Month Average			0.2591%			0.1678%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,380,975,784.85	3,507,406.71	0.2540%	31 - 60 days	143	1,283,533.40
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	24	231,455.01
with the prospectus for Ally Auto Receivables Trust 2010-4 related to delinquencies,				> 90 days	7	77,164.90
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible
amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	261	2,316,677.69
				Current Period	8	78,896.27
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	12	60,479.11
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	257	2,335,094.85
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2010-4
Final Report

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	13,007,279.09	13,007,279.09	0.00	0.00	0.00	13,007,279.09	13,007,279.09

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	16,267,908.88
Current Overcollateralization	29,266,377.95
Overcollateralization Target	29,266,377.95

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-4 will perform in the future.